Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ (1,108)	€ 1,475	€ 1,877
Actuarial gains/(losses) arising from changes in demographic assumptions	42	222	(217)
Actuarial gains/(losses) arising from changes in financial assumptions	611	(210)	(2,963)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	18	133	82
Total of defined benefit costs recognised in other comprehensive income	€ (437)	€ 1,620	€ (1,221)